Vident Core U.S. Bond Strategy ETF
Schedule of Investments
November 30, 2022 (Unaudited)
Principal Amount		Security Description	Value
CORPORATE BONDS - 25.1%
		Communication Services - 0.6%
		Hughes Satellite Systems Corporation
$1,120,000		08/01/2026, 5.250%	$1,070,650
		Paramount Global
1,190,000		02/28/2057, 6.250% (a)	996,625
			2,067,275
		Consumer Discretionary - 2.1%
		BRUNSWICK Corporation
1,525,000		08/18/2031, 2.400%	1,107,582
		Dick’s Sporting Goods, Inc.
1,730,000		01/15/2052, 4.100% (b)	1,150,543
		Hasbro, Inc.
960,000		03/15/2040, 6.350%	936,875
		Kohl’s Corporation
1,450,000		05/01/2031, 3.375%	1,029,297
		Lear Corporation
1,360,000		05/15/2049, 5.250%	1,133,657
		MDC Holdings, Inc.
1,410,000		01/15/2043, 6.000%	1,141,251
		Mohawk Industries, Inc.
1,210,000		05/15/2030, 3.625% (b)	1,036,252
			7,535,457
		Consumer Staples - 0.6%
		Kraft Heinz Foods Company
105,000		01/26/2039, 6.875%	115,958
890,000		02/09/2040, 6.500%	963,663
		Philip Morris International, Inc.
1,380,000		11/15/2043, 4.875%	1,182,103
			2,261,724
		Energy - 5.5%
		Continental Resources, Inc.
1,470,000		06/01/2044, 4.900%	1,109,034
		Devon Energy Corporation
975,000		09/30/2031, 7.875%	1,110,210
		Energy Transfer LP
1,030,000		07/01/2038, 7.500%	1,105,950
		Enterprise Products Operating LLC
1,480,000		02/15/2078, 5.375% (a)	1,110,003
		EQT Corporation
1,020,000		02/01/2030, 7.000% (b)	1,073,155
		Halliburton Company
860,000		09/15/2039, 7.450%	980,013
		Hess Corporation
1,050,000		01/15/2040, 6.000%	1,049,781
		Magellan Midstream Partners LP
1,080,000		10/15/2043, 5.150%	957,620
		Marathon Oil Corporation
945,000		10/01/2037, 6.600%	968,982
		Marathon Petroleum Corporation
945,000		03/01/2041, 6.500%	985,705
		NOV, Inc.
1,600,000		12/01/2042, 3.950%	1,142,620
		ONEOK Partners LP
800,000		10/01/2036, 6.650%	797,283
270,000		10/15/2037, 6.850%	276,624
105,000		02/01/2041, 6.125%	99,057
		Ovintiv, Inc.
920,000		11/01/2031, 7.375%	995,420
		Patterson-UTI Energy, Inc.
1,220,000		02/01/2028, 3.950% (b)	1,082,346
		Phillips 66 Company
930,000		10/01/2046, 4.900% (c)	840,633
		Plains All American Pipeline LP / PAA Finance Corporation
160,000		06/15/2044, 4.700%	123,896
1,305,000		02/15/2045, 4.900%	1,026,290
		Targa Resources Partners LP / Targa Resources Partners Finance Corporation
1,040,000		01/15/2029, 6.875%	1,068,008
		Valero Energy Corporation
1,000,000		06/15/2037, 6.625%	1,066,766
		Western Midstream Operating LP
1,365,000		02/01/2050, 5.250%	1,115,330
			20,084,726
		Financials - 5.9%
		Allstate Corporation
1,100,000		05/15/2067, 6.500% (a)	1,058,297
		Ally Financial, Inc.
990,000		11/01/2031, 8.000%	1,060,424
		American Equity Investment Life Holding Company
1,115,000		06/15/2027, 5.000%	1,064,313
		Blackstone Secured Lending Fund
1,430,000		09/30/2028, 2.850%	1,134,273
		Brighthouse Financial, Inc.
1,515,000		06/22/2047, 4.700%	1,122,363
		Corebridge Financial, Inc.
1,145,000		12/15/2052, 6.875% (a)(b)(c)	1,048,745
		Enstar Group, Ltd.
1,120,000		06/01/2029, 4.950%	1,026,787
		Fifth Third Bancorp
810,000		03/01/2038, 8.250%	982,649
		GLP Capital LP / GLP Financing II, Inc.
1,090,000		06/01/2028, 5.750%	1,055,090
		Huntington Bancshares, Inc.
1,500,000		08/15/2036, 2.487% (a)	1,085,218
		Legg Mason, Inc.
930,000		01/15/2044, 5.625%	920,498
		Lincoln National Corporation
820,000		06/15/2040, 7.000%	845,347
		Markel Corporation
1,000,000		04/05/2046, 5.000%	880,128
		MetLife, Inc.
810,000		08/01/2069, 10.750%	1,071,282
		MGIC Investment Corporation
1,170,000		08/15/2028, 5.250%	1,066,003
		Prudential Financial, Inc.
1,100,000		05/15/2045, 5.375% (a)	1,033,516
		Radian Group, Inc.
1,085,000		03/15/2025, 6.625%	1,075,691
		Regions Bank
888,000		06/26/2037, 6.450%	922,144
		Synchrony Financial
1,170,000		08/04/2026, 3.700%	1,065,373
		Unum Group
1,260,000		08/15/2042, 5.750%	1,124,345
		Western Alliance Bancorp
1,180,000		06/15/2031, 3.000% (a)	1,006,930
			21,649,416
		Health Care - 0.8%
		Cardinal Health, Inc.
1,150,000		06/15/2047, 4.368%	904,703
		Centene Corporation
1,140,000		12/15/2029, 4.625%	1,061,488
		HCA, Inc.
960,000		06/15/2047, 5.500%	868,605
			2,834,796
		Industrials - 1.7%
		Air Lease Corporation
1,190,000		10/01/2028, 4.625%	1,110,445
		BNSF Funding Trust I
1,090,000		12/15/2055, 6.613% (a)	1,015,216
		FedEx Corporation
1,015,000		01/15/2044, 5.100%	911,980
		Flowserve Corporation
1,310,000		10/01/2030, 3.500%	1,094,514
		Kirby Corporation
1,170,000		03/01/2028, 4.200%	1,062,052
		Owens Corning
1,130,000		07/15/2047, 4.300%	874,381
			6,068,588
		Information Technology - 2.2%
		Broadcom, Inc.
1,105,000		04/15/2030, 5.000%	1,056,709
		Corning, Inc.
685,000		11/15/2079, 5.450%	606,567
		HP, Inc.
995,000		09/15/2041, 6.000% (b)	972,029
		Jabil, Inc.
220,000		01/12/2028, 3.950%	205,099
		Kyndryl Holdings, Inc.
200,000		10/15/2031, 3.150%	132,180
1,700,000		10/15/2041, 4.100%	1,010,645
		Micron Technology, Inc.
1,070,000		02/06/2029, 5.327%	1,037,702
		Qorvo, Inc.
925,000		10/15/2029, 4.375%	822,094
		Vontier Corporation
1,510,000		04/01/2031, 2.950%	1,091,881
		Western Digital Corporation
1,520,000		02/01/2032, 3.100%	1,126,137
			8,061,043
		Materials - 1.4%
		Celanese US Holdings LLC
1,125,000		07/15/2029, 6.330%	1,079,321
		Dow Chemical Company
650,000		05/15/2039, 9.400%	856,181
		Freeport-McMoRan, Inc.
1,190,000		03/15/2043, 5.450% (b)	1,063,937
		Martin Marietta Materials, Inc.
205,000		12/15/2047, 4.250%	167,458
		Mosaic Company
950,000		11/15/2043, 5.625%	881,694
		Vulcan Materials Company
1,040,000		06/15/2047, 4.500%	876,499
			4,925,090
		Real Estate - 1.7%
		Brixmor Operating Partnership LP
1,185,000		07/01/2030, 4.050%	1,033,232
		EPR Properties
1,400,000		08/15/2029, 3.750%	1,100,743
		MPT Operating Partnership LP / MPT Finance Corporation
1,415,000		08/01/2029, 4.625% (b)	1,114,971
		Omega Healthcare Investors, Inc.
1,095,000		01/15/2026, 5.250%	1,068,644
		Sabra Health Care LP
1,400,000		12/01/2031, 3.200%	1,054,678
		Simon Property Group LP
850,000		02/01/2040, 6.750%	911,825
			6,284,093
		Utilities - 2.6%
		American Electric Power Company, Inc.
1,320,000		02/15/2062, 3.875% (a)	1,021,262
		CMS Energy Corporation
1,240,000		06/01/2050, 4.750% (a)	1,035,974
		Dominion Energy, Inc.
1,150,000		10/01/2054, 5.750% (a)	1,070,967
		Duke Energy Corporation
1,505,000		01/15/2082, 3.250% (a)	1,074,891
		Edison International
1,185,000		03/15/2028, 4.125%	1,092,914
		National Fuel Gas Company
1,100,000		01/15/2026, 5.500%	1,101,755
		NextEra Energy Capital Holdings, Inc.
1,130,000		12/01/2077, 4.800% (a)	905,067
160,000		03/15/2082, 3.800% (a)	125,341
		Sempra Energy
1,400,000		04/01/2052, 4.125% (a)	1,084,099
		Southern Company
1,345,000		09/15/2051, 3.750% (a)	1,082,254
			9,594,524
		TOTAL CORPORATE BONDS (Cost $103,552,132)	91,366,732

MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 11.2%
		Federal Home Loan Banks
310,000		08/15/2024, 1.500%	294,372
225,000		12/20/2024, 1.000%	209,238
300,000		09/13/2024, 2.875%	291,224
230,000		12/13/2024, 2.750%	222,153
205,000		03/14/2025, 2.375%	196,074
235,000		04/14/2025, 0.500%	215,777
305,000		09/04/2025, 0.375%	274,723
			1,703,561
		Federal Home Loan Mortgage Corporation
195,000		02/12/2025, 1.500%	183,340
125,000		07/21/2025, 0.375%	113,203
240,000		09/23/2025, 0.375%	215,814
			512,357
		Federal National Mortgage Association
300,000		09/06/2024, 2.625%	290,740
275,000		10/15/2024, 1.625%	260,714
220,000		01/07/2025, 1.625%	207,724
230,000		04/22/2025, 0.625%	210,497
135,000		06/17/2025, 0.500%	122,853
130,000		08/25/2025, 0.375%	117,170
520,000		11/07/2025, 0.500%	466,939
285,000		04/24/2026, 2.125%	267,160
190,000		09/24/2026, 1.875%	175,469
150,000		07/15/2037, 5.625%	167,322
5,300,000		12/15/2040, 3.500% (d)	4,842,772
1,500,000		12/15/2040, 4.500% (d)	1,456,172
1,000,000		12/15/2040, 5.000% (d)	992,969
2,600,000		12/15/2040, 5.500% (d)	2,625,797
2,660,000		12/15/2041, 4.000% (d)	2,509,440
3,176,597		04/01/2052, 4.000%	3,000,643
3,853,476		05/01/2052, 4.000%	3,641,629
3,878,588		06/01/2052, 4.000%	3,663,752
			25,019,762
		Government National Mortgage Association
1,550,000		12/15/2041, 4.000% (d)	1,475,830
1,500,000		12/15/2041, 4.500% (d)	1,465,371
3,940,000		12/15/2042, 3.500% (d)	3,648,579
2,180,000		12/15/2048, 5.000% (d)	2,173,187
4,760,000		12/15/2052, 5.500% (d)	4,807,972
			13,570,939
		TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $41,197,216)	40,806,619

U.S. GOVERNMENT AGENCY ISSUE - 1.7%
		Financials - 0.2%
		Federal Farm Credit Banks Funding Corporation
240,000		11/18/2024, 0.875%	223,835
210,000		01/06/2025, 1.125%	195,905
200,000		02/14/2025, 1.750%	188,450
			608,190
		Utilities - 1.5%
		Tennessee Valley Authority
145,000		09/15/2024, 2.875%	140,777
425,000		05/15/2025, 0.750%	387,386
385,000		11/01/2025, 6.750%	410,522
455,000		02/01/2027, 2.875%	432,981
730,000		04/01/2036, 5.880%	811,701
920,000		01/15/2038, 6.150%	1,054,087
1,050,000		09/15/2039, 5.250%	1,096,119
690,000		12/15/2042, 3.500%	570,368
390,000		04/01/2056, 5.375%	423,363
210,000		09/15/2060, 4.625%	198,140
110,000		09/15/2065, 4.250%	97,702
			5,623,146
		TOTAL U.S. GOVERNMENT AGENCY ISSUE (Cost $7,050,128)	6,231,336

U.S. GOVERNMENT NOTES/BONDS - 61.2%
		U.S. Treasury Bonds - 26.0%
		United States Treasury Bonds
13,635,000		02/15/2026, 6.000%	14,403,567
750,000		11/15/2040, 1.375%	494,927
4,130,000		08/15/2041, 1.750%	2,866,639
2,690,000		11/15/2041, 2.000%	1,949,620
11,600,000		08/15/2042, 2.750%	9,511,094
9,710,000		11/15/2042, 2.750%	7,937,925
13,815,000		02/15/2043, 3.125%	12,006,638
16,195,000		05/15/2043, 2.875%	13,479,807
375,000		08/15/2043, 3.625%	351,958
2,130,000		11/15/2043, 3.750%	2,034,857
3,100,000		02/15/2044, 3.625%	2,902,738
6,480,000		05/15/2044, 3.375%	5,820,356
7,970,000		08/15/2044, 3.125%	6,857,625
8,775,000		11/15/2044, 3.000%	7,383,340
4,560,000		02/15/2045, 2.500%	3,500,067
4,100,000		05/15/2045, 3.000%	3,438,715
			94,939,873
		U.S. Treasury Notes - 35.2%
		United States Treasury Notes
10,815,000		08/15/2024, 0.375%	10,085,832
11,255,000		08/31/2024, 1.250%	10,642,570
17,505,000		08/31/2024, 1.875%	16,727,532
14,080,000		09/15/2024, 0.375%	13,099,900
2,400,000		09/30/2024, 1.500%	2,275,875
6,925,000		10/15/2024, 0.625%	6,457,022
850,000		10/31/2024, 2.250%	816,631
4,140,000		11/30/2024, 1.500%	3,912,623
1,480,000		11/30/2024, 2.125%	1,416,869
1,490,000		12/31/2024, 1.750%	1,414,045
4,185,000		01/15/2025, 1.125%	3,913,139
3,865,000		01/31/2025, 1.375%	3,632,647
11,460,000		01/31/2025, 2.500%	11,028,459
13,255,000		02/15/2025, 1.500%	12,468,502
5,685,000		02/15/2025, 2.000%	5,409,411
5,600,000		03/15/2025, 1.750%	5,294,187
2,115,000		03/31/2025, 0.500%	1,941,917
780,000		04/15/2025, 2.625%	751,024
3,500,000		04/30/2025, 0.375%	3,193,613
7,095,000		04/30/2025, 2.875%	6,869,955
835,000		05/15/2025, 2.125%	794,000
6,245,000		05/31/2025, 2.875%	6,044,965
			128,190,718
		TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $235,198,849)	223,130,591

SHORT-TERM INVESTMENTS - 6.0%
		Money Market Deposit Account - 6.0%
22,045,038		U.S. Bank Money Market Deposit Account, 2.90% (e)(f)	22,045,038
		TOTAL SHORT-TERM INVESTMENTS (Cost $22,045,038)	22,045,038
Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.1%
		Private Funds 2.1%
7,602,055		Mount Vernon Liquid Assets Portfolio, LLC, 4.07% (g)(h)	7,602,055
		TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 7,602,055)	7,602,055
		TOTAL INVESTMENTS - 107.3% (Cost $416,645,418)	391,182,371
		Liabilities in Excess of Other Assets - (7.3)%	(26,774,655)
		NET ASSETS - 100.0%	$364,407,716

	Percentages are stated as a percent of net assets.
	(a)
Variable or Floating Rate Security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of November 30, 2022.

	(b)	All or portion of this security is out on loan as of November 30, 2022. Total value of securities out on loan is $7,491,486 or 2.1% of net assets.
	(c)
Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At November 30, 2022, the value of these securities amounted to $1,889,378 or 0.5% of net assets.

	(d)	Security purchased on a forward-commitment basis (“TBA commitment”). On November 30, 2022, the total value of TBA commitments was $25,998,089 or 7.1% of net assets.
	(e)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of November 30, 2022.

	(f)
All or a portion of this security has been pledged as collateral in connection with TBA commitments. At August 31, 2022, the value of securities pledged amounted to $22,045,038. In addition, the Fund held cash collateral in the amount of $1,710,000.

	(g)	Rate shown is the annualized seven-day yield as of November 30, 2022.
	(h)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Global Fund Services.

Summary of Fair Value Disclosure at November 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Corporate Bonds	-	91,366,732	-	91,366,732
Mortgage Backed Securities - U.S. Government Agency	-	40,806,619	-	40,806,619
U.S. Government Agency Issues	-	6,231,336	-	6,231,336
U.S. Government Notes/Bonds	-	223,130,591	-	223,130,591
Short-Term Investments	22,045,038	-	-	22,045,038
Investments Purchased with Proceeds from Securities Lending	-	7,602,055	-	7,602,055
Total Investments in Securities	$22,045,038	$369,137,333	$-	$391,182,371
^See Schedule of Investments for breakout of investments by sector classification.
For the period ended November 30, 2022, the Fund did not recognize any transfers to or from Level 3.